General Information - Additional Information (Detail)	3 Months Ended
Mar. 31, 2021 Subsidiary
Disclosure Of General Information About Financial Statements [Abstract]
Description of nature of entity's operations	clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat cancer
Name of reporting entity	NuCana plc
Domicile of entity	United Kingdom
Country of incorporation	England and Wales
Number of subsidiaries	2
Name of subsidiary	NuCana, Inc. and NuCana BioMed Trustee Company Limited